Cost of Services (Details) - Schedule of cost of services - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Schedule of cost of services [Abstract]
Payroll and related	$ 1,656	$ 1,266	$ 2,384
Depreciation and amortization	747	1,161	835
Subcontractors	670	902	756
Freight	197	279	410
Others	220	227	317
Total	$ 3,490	$ 3,835	$ 4,702